Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended	40 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000002495
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
C000110016
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000097757
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
C000166041
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000119725
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
C000119726
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000051938
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
C000166039
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000110019
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
C000166042
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000214013
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
C000214012
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000065330
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
C000166040
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000070970
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
C000110018
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000002501
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
C000166036
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000002502
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
C000166037
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000214015
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
C000214014
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000255334
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
C000255335
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000230418
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
C000230419
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000002503
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
C000217855
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000002504
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
C000217856
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000002505
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
C000166038
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000002496
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
C000110017
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000002497
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
C000217854
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000236276
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
C000236277
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000002500
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Wasatch-Hoisington U.S. Treasury
Without Sales Load [Member] | C000002495
Average Annual Return [Line Items]
Average Annual Return, Percent		(6.84%)			8.14%		11.24%
Without Sales Load [Member] | C000110016
Average Annual Return [Line Items]
Average Annual Return, Percent		(6.75%)			8.26%		11.38%
Without Sales Load [Member] | C000097757
Average Annual Return [Line Items]
Average Annual Return, Percent		(13.04%)			10.85%		10.04%
Without Sales Load [Member] | C000166041
Average Annual Return [Line Items]
Average Annual Return, Percent		(12.94%)			10.99%		10.21%
Without Sales Load [Member] | C000119725
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.47%)			4.13%		7.75%
Without Sales Load [Member] | C000119726
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.26%)			4.33%		8.00%
Without Sales Load [Member] | C000051938
Average Annual Return [Line Items]
Average Annual Return, Percent		(9.31%)			2.93%		5.74%
Without Sales Load [Member] | C000166039
Average Annual Return [Line Items]
Average Annual Return, Percent		(9.15%)			3.12%		5.89%
Without Sales Load [Member] | C000110019
Average Annual Return [Line Items]
Average Annual Return, Percent		1.27%			4.92%		3.30%
Without Sales Load [Member] | C000166042
Average Annual Return [Line Items]
Average Annual Return, Percent		1.44%			5.15%		3.55%
Without Sales Load [Member] | C000214013
Average Annual Return [Line Items]
Average Annual Return, Percent		0.96%			2.66%	6.22%
Without Sales Load [Member] | C000214012
Average Annual Return [Line Items]
Average Annual Return, Percent		1.33%			3.05%	6.62%
Without Sales Load [Member] | C000065330
Average Annual Return [Line Items]
Average Annual Return, Percent		(4.98%)			5.50%		10.02%
Without Sales Load [Member] | C000166040
Average Annual Return [Line Items]
Average Annual Return, Percent		(4.91%)			5.66%		10.19%
Without Sales Load [Member] | C000070970
Average Annual Return [Line Items]
Average Annual Return, Percent		18.13%			17.42%		10.76%
Without Sales Load [Member] | C000110018
Average Annual Return [Line Items]
Average Annual Return, Percent		18.35%			17.60%		10.92%
Without Sales Load [Member] | C000002501
Average Annual Return [Line Items]
Average Annual Return, Percent		7.50%			0.50%		4.95%
Without Sales Load [Member] | C000166036
Average Annual Return [Line Items]
Average Annual Return, Percent		7.59%			0.60%		5.06%
Without Sales Load [Member] | C000002502
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.14%)			(4.18%)		4.90%
Without Sales Load [Member] | C000166037
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.81%)			(4.16%)		5.06%
Without Sales Load [Member] | C000214015
Average Annual Return [Line Items]
Average Annual Return, Percent		12.99%			2.37%	5.99%
Without Sales Load [Member] | C000214014
Average Annual Return [Line Items]
Average Annual Return, Percent		13.43%			2.75%	6.43%
Without Sales Load [Member] | C000255334
Average Annual Return [Line Items]
Average Annual Return, Percent	32.65%
Without Sales Load [Member] | C000255335
Average Annual Return [Line Items]
Average Annual Return, Percent	32.66%
Without Sales Load [Member] | C000230418
Average Annual Return [Line Items]
Average Annual Return, Percent		(18.42%)		5.83%
Without Sales Load [Member] | C000230419
Average Annual Return [Line Items]
Average Annual Return, Percent		(18.39%)		5.97%
Without Sales Load [Member] | C000002503
Average Annual Return [Line Items]
Average Annual Return, Percent		5.58%			4.58%		13.52%
Without Sales Load [Member] | C000217855
Average Annual Return [Line Items]
Average Annual Return, Percent		5.58%			4.64%		13.54%
Without Sales Load [Member] | C000002504
Average Annual Return [Line Items]
Average Annual Return, Percent		15.44%			11.78%		13.01%
Without Sales Load [Member] | C000217856
Average Annual Return [Line Items]
Average Annual Return, Percent		15.58%			11.89%		13.09%
Without Sales Load [Member] | C000002505
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.69%)			1.83%		9.87%
Without Sales Load [Member] | C000166038
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.59%)			1.93%		10.00%
Without Sales Load [Member] | C000002496
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.18%)			13.51%		10.27%
Without Sales Load [Member] | C000110017
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.12%)			13.61%		10.41%
Without Sales Load [Member] | C000002497
Average Annual Return [Line Items]
Average Annual Return, Percent		(10.02%)			(2.05%)		11.44%
Without Sales Load [Member] | C000217854
Average Annual Return [Line Items]
Average Annual Return, Percent		(9.88%)			(1.91%)		11.53%
Without Sales Load [Member] | C000236276
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.97%)	13.47%
Without Sales Load [Member] | C000236277
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.84%)	13.61%
Without Sales Load [Member] | C000002500
Average Annual Return [Line Items]
Average Annual Return, Percent		(8.32%)			(10.81%)		(1.47%)
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%		14.71%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%		14.71%
Wasatch Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		17.32%			7.02%		7.99%
Wasatch Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		17.32%			7.02%		7.99%
Wasatch Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		17.32%			7.02%		7.99%
Wasatch Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		17.32%			7.02%		7.99%
Wasatch Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		17.32%			7.02%		7.99%
Wasatch Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		17.32%			7.02%		7.99%
Wasatch Index: MSCI Frontier Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Frontier Emerging Markets Index
Average Annual Return, Percent		26.06%			9.61%		5.17%
Wasatch Index: MSCI Frontier Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Frontier Emerging Markets Index
Average Annual Return, Percent		26.06%			9.61%		5.17%
Wasatch Index: MSCI AC World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent		17.27%			13.54%	13.02%
Wasatch Index: MSCI AC World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent		17.27%			13.54%	13.02%
Wasatch Index: MSCI AC World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent		17.27%			13.54%		11.91%
Wasatch Index: MSCI AC World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent		17.27%			13.54%		11.91%
Wasatch Index: MSCI AC World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent		17.27%			13.54%		11.91%
Wasatch Index: MSCI AC World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent		17.27%			13.54%		11.91%
Wasatch Index: MSCI AC World Index ex USA
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent		16.45%			10.26%		8.23%
Wasatch Index: MSCI AC World Index ex USA
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent		16.45%			10.26%		8.23%
Wasatch Index: MSCI AC World Index ex USA
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent		16.45%			10.26%		8.23%
Wasatch Index: MSCI AC World Index ex USA
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent		16.45%			10.26%		8.23%
Wasatch Index: MSCI AC World Index ex USA
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent		16.45%			10.26%	9.01%
Wasatch Index: MSCI AC World Index ex USA
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent		16.45%			10.26%	9.01%
Wasatch Index: MSCI World Ex USA
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Ex USA
Average Annual Return, Percent	21.98%
Wasatch Index: MSCI World Ex USA
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Ex USA
Average Annual Return, Percent	21.98%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%		12.03%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%		12.03%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%		14.71%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%		14.71%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%		14.71%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%		14.71%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%		14.71%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%		14.71%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%		14.71%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%		14.71%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%		14.71%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%		14.71%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	20.37%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	20.37%
Wasatch Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		2.88%			(0.45%)		1.84%
Wasatch Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		13.56%			8.41%		9.91%
Wasatch Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		10.76%			11.56%		9.77%
Wasatch Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		13.56%			8.41%		9.91%
Wasatch Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		10.76%			11.56%		9.77%
Wasatch Index: MSCI India IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI India IMI Index
Average Annual Return, Percent		(13.04%)			14.54%		9.67%
Wasatch Index: MSCI India IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI India IMI Index
Average Annual Return, Percent		(13.04%)			14.54%		9.67%
Wasatch Index: MSCI Emerging Markets Mid Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Mid Cap Growth Index
Average Annual Return, Percent		19.69%			7.22%		7.54%
Wasatch Index: MSCI Emerging Markets Mid Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Mid Cap Growth Index
Average Annual Return, Percent		19.69%			7.22%		7.54%
Wasatch Index: MSCI Emerging Markets Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Small Cap Index
Average Annual Return, Percent		8.28%			12.51%		8.48%
Wasatch Index: MSCI Emerging Markets Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Small Cap Index
Average Annual Return, Percent		8.28%			12.51%		8.48%
Wasatch Index: MSCI Frontier Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Frontier Markets Index
Average Annual Return, Percent		36.22%			10.55%		7.10%
Wasatch Index: MSCI Frontier Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Frontier Markets Index
Average Annual Return, Percent		36.22%			10.55%		7.10%
Wasatch Index: MSCI AC World Mid Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Mid Cap Growth Index
Average Annual Return, Percent		19.35%			9.24%	10.71%
Wasatch Index: MSCI AC World Mid Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Mid Cap Growth Index
Average Annual Return, Percent		19.35%			9.24%	10.71%
Wasatch Index: MSCI AC World Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Small Cap Index
Average Annual Return, Percent		12.82%			11.37%		9.48%
Wasatch Index: MSCI AC World Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Small Cap Index
Average Annual Return, Percent		12.82%			11.37%		9.48%
Wasatch Index: MSCI AC World Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Value Index
Average Annual Return, Percent		12.14%			13.45%		9.12%
Wasatch Index: MSCI AC World Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Value Index
Average Annual Return, Percent		12.14%			13.45%		9.12%
Wasatch Index: MSCI AC World ex USA Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Small Cap Index
Average Annual Return, Percent		15.93%			9.97%		8.37%
Wasatch Index: MSCI World ex USA Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Small Cap Index
Average Annual Return, Percent		19.35%			9.24%		8.29%
Wasatch Index: MSCI AC World ex USA Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Small Cap Index
Average Annual Return, Percent		15.93%			9.97%		8.37%
Wasatch Index: MSCI World ex USA Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Small Cap Index
Average Annual Return, Percent		19.35%			9.24%		8.29%
Wasatch Index: MSCI AC World ex USA Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Small Cap Index
Average Annual Return, Percent		15.93%			9.97%		8.37%
Wasatch Index: MSCI World ex USA Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Small Cap Index
Average Annual Return, Percent		19.35%			9.24%		8.29%
Wasatch Index: MSCI AC World ex USA Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Small Cap Index
Average Annual Return, Percent		15.93%			9.97%		8.37%
Wasatch Index: MSCI World ex USA Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Small Cap Index
Average Annual Return, Percent		19.35%			9.24%		8.29%
Wasatch Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		14.99%			11.15%	9.30%
Wasatch Index: MSCI EAFE Mid Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Mid Cap Growth Index
Average Annual Return, Percent		14.47%			5.46%	6.89%
Wasatch Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		14.99%			11.15%	9.30%
Wasatch Index: MSCI EAFE Mid Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Mid Cap Growth Index
Average Annual Return, Percent		14.47%			5.46%	6.89%
Wasatch Index: MSCI World Ex USA Value
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Ex USA Value
Average Annual Return, Percent	28.69%
Wasatch Index: MSCI World Ex USA Value
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Ex USA Value
Average Annual Return, Percent	28.69%
Wasatch Index: Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Index
Average Annual Return, Percent		10.16%		5.10%
Wasatch Index: FTSE U.S. 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent		4.61%		3.88%
Wasatch Index: Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Index
Average Annual Return, Percent		10.16%		5.10%
Wasatch Index: FTSE U.S. 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent		4.61%		3.88%
Wasatch Index: Russell Microcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Microcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		33.07%			7.83%		8.09%
Wasatch Index: Russell Microcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Microcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		22.56%			11.98%		9.32%
Wasatch Index: Russell Microcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Microcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		33.07%			7.83%		8.09%
Wasatch Index: Russell Microcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Microcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		22.56%			11.98%		9.32%
Wasatch Index: Russell Microcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Microcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		22.56%			11.98%		9.32%
Wasatch Index: Russell Microcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Microcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		22.56%			11.98%		9.32%
Wasatch Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		13.56%			8.41%		9.91%
Wasatch Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		10.76%			11.56%		9.77%
Wasatch Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		13.56%			8.41%		9.91%
Wasatch Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		10.76%			11.56%		9.77%
WASATCH INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.88%			14.59%		9.23%
Wasatch Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		10.76%			11.56%		9.77%
WASATCH INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.88%			14.59%		9.23%
Wasatch Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		10.76%			11.56%		9.77%
Wasatch Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		13.56%			8.41%		9.91%
Wasatch Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		13.56%			8.41%		9.91%
Wasatch Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		22.02%	21.12%
Wasatch Index: Russell 3000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		24.79%	27.28%
Wasatch Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		22.02%	21.12%
Wasatch Index: Russell 3000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		24.79%	27.28%